Investments in associates and joint arrangements (Details) - EUR (€) € in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Investments in associates and joint arrangements
Investment in joint ventures	€ 3,854		€ 2,097
Investment in associates	428		441
Total investments in associates and joint arrangements	€ 4,282	€ 2,765	€ 2,538